Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	TIMING OF STOCK OPTION GRANTS

The Company’s Compensation Committee has adopted a policy regarding the timing of grants of stock options and other equity awards. Under this policy:

•	Annual equity awards are generally approved shortly after the Company’s fiscal year-end results are released.
•	The Committee does not time grants in coordination with the release of material nonpublic information.
•	Directors, officers, and employees are prohibited from receiving options or other equity awards during blackout periods or at any time when they are aware of material nonpublic information.
•	Any Rule 10b5-1 trading plans adopted by executives must comply with applicable SEC regulations and the Company’s Insider Trading Policy.

Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false